Consolidated Statement of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Revenue
Total revenue		$ 95,257,538	$ 185,349,630	$ 121,961,057
Cost of revenues		107,142,741	158,502,351	109,008,853
Gross (loss) profit		(11,885,203)	26,847,279	12,952,204
Operating expenses:
Selling expenses			16,342	27,452
General and administrative expenses		3,742,728	3,250,019	2,443,537
Total operating expenses		3,742,728	3,266,361	2,470,989
(Loss) income from operations		(15,627,931)	23,580,918	10,481,215
Other (expense) income
Interest income		7,738	18	5
Interest expense		(112,022)	(101,877)	(122,392)
Other (expense) income, net		(42,947)	129,098	(100,093)
Total other (expense) income, net		(147,231)	27,239	(222,480)
(Loss) income before income taxes		(15,775,162)	23,608,157	10,258,735
Provision for income taxes		2,542	11,243	2,113
Net (loss) income		(15,777,704)	23,596,914	10,256,622
Less: Net (loss) income attributable to non-controlling interests		(6,445,680)	11,364,098	4,946,114
Net (loss) income attributable to the Company		(9,332,024)	12,232,816	5,310,508
Comprehensive (loss) income		(15,777,704)	23,596,914	10,256,622
Less: Comprehensive (loss) income attributable to non-controlling interests		(6,445,680)	11,364,098	4,946,114
Comprehensive (loss) income attributable to the Company		$ (9,332,024)	$ 12,232,816	$ 5,310,508
(Loss) earnings per share attributable to the Company - Basic (in Dollars per share)	[1]	$ (0.18)	$ 0.24	$ 0.11
Weighted Average Shares Outstanding - Basic (in Shares)	[1]	52,424,287	50,000,000	50,000,000
Ocean freight revenue
Revenue
Total revenue		$ 94,523,562	$ 178,126,765	$ 110,113,752
Vessel service revenue
Revenue
Total revenue		$ 733,976	$ 7,222,865	$ 11,847,305

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization